LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 6, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED IN SCHEDULE A (THE “FUNDS”)

Currently two different boards oversee substantially all the mutual funds within the Legg Mason Funds complex that are advised by Western Asset Management Company, LLC. A joint proxy statement was mailed to solicit shareholder approval for the election of a unified board (hereinafter, the “Board”). Shareholders approved the proposed Board members during a joint special meeting of shareholders on December 3, 2019. Effective January 1, 2020, the Board members listed below will oversee all the Funds.

Biographical information for each Board member along with a discussion of the Board members’ qualifications are set forth below. Additional information about the Board members, including information about their ownership of Fund securities and compensation, is available in the joint proxy statement in the SEC’s EDGAR database accessible at www.sec.gov.

Independent Directors/Trustees#:

Name and Year of Birth	Position(s) with Corporation/ Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years	Number of Funds in the Legg Mason Funds Complex Overseen by Director/ Trustee***	Other Board Memberships Held by Director/Trustee During the Past Five Years

Robert Abeles, Jr. Born 1945	Director/Trustee	Since 2013	Board Member of Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member of Excellent Education Development (since 2012)	55	None

Jane F. Dasher Born 1949	Director/Trustee	Since 1999	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)	55	Director, Visual Kinematics, Inc. (since 2018)

Name and Year of Birth	Position(s) with Corporation/ Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years	Number of Funds in the Legg Mason Funds Complex Overseen by Director/ Trustee***	Other Board Memberships Held by Director/Trustee During the Past Five Years

Anita L. DeFrantz Born 1952	Director/Trustee	Since 1998	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee	55	None

Susan B. Kerley Born 1951	Director/Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	55

Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council

(2012 to 2014)

Avedick B. Poladian Born 1951	Director/Trustee	Since 2007	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)	55	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

William E.B. Siart Born 1946	Director/Trustee	Since 1997	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)	55	Member of Board of United States Golf Association, Executive Committee Member (since 2018)

Name and Year of Birth	Position(s) with Corporation/ Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years	Number of Funds in the Legg Mason Funds Complex Overseen by Director/ Trustee***	Other Board Memberships Held by Director/Trustee During the Past Five Years

Jaynie Miller Studenmund Born 1954	Director/Trustee	Since 2004	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)	55	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor Born 1958	Director/Trustee	Since 2019	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)	55	Director of Pacific Mutual Holding Company (since 2016);**** Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

Interested Director/Trustee:

Name and Year of Birth	Position(s) with Corporation/ Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years	Number of Funds in the Legg Mason Funds Complex Overseen by Director/ Trustee***	Other Board Memberships Held by Director/Trustee During the Past Five Years

Ronald L. Olson‡ Born 1941	Director/Trustee	Since 2005	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)	55	Berkshire Hathaway, Inc. (since 1997)

Interested Director/Trustee and Officer:

Name and Year of Birth	Position(s) with Corporation/ Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years	Number of Funds in the Legg Mason Funds Complex Overseen by Director/ Trustee***	Other Board Memberships Held by Director/Trustee During the Past Five Years

Jane Trust, CFA† Born 1962	Director/Trustee, President and Chief Executive Officer	Since 2015	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 145 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)	136	None

#	Directors/Trustees who are not “interested persons” of the Corporation/Trust within the meaning of Section 2(a)(19) of the 1940 Act.

*	Each Director/Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Director/Trustee became a board member for a fund in the Legg Mason Funds complex.

***	Information is as of November 30, 2019 and represents the total number of separate portfolios within the Legg Mason Funds complex that the Director/Trustee will oversee effective January 1, 2020.

****

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

‡	Mr. Olson is an “interested person” of the Corporation/Trust, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

†	Ms. Trust is an “interested person” of the Corporation/Trust, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Qualifications of Directors/Trustees

The Board believes that each Board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of its other Board members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board members’ abilities to review, critically evaluate, question and discuss information provided to them; to interact effectively with the Manager, the subadvisers, other service providers, counsel and independent auditors; and to exercise effective business judgment in the performance of their duties serves to support this conclusion. The Board has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s length of service as a board member of certain Funds; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board member; as to each Board member other than Mr. Olson and Ms. Trust, his or her status as not being an “interested person” (as defined in the 1940 Act) of the Funds. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board member: Mr. Abeles, business, accounting and finance expertise and experience as a chief financial officer, board member and/or executive officer of various businesses and other organizations; Ms. Dasher, experience as a chief financial officer of a private investment company; Ms. DeFrantz, business expertise and experience as a president, board member and/or executive officer of various businesses and non-profit and other organizations; Ms. Kerley, investment consulting experience and background and mutual fund board experience; Mr. Poladian, business, finance and accounting expertise and experience as a board member of various businesses and/or as a partner of a multi-national accounting firm; Mr. Siart, business and finance expertise and experience as a president, chairperson, chief executive officer and/or board member of various businesses and non-profit and other organizations; Ms. Studenmund, business and finance expertise and experience as a president, board member and/or chief operating officer of various businesses; Mr. Olson, business and legal expertise and experience as a partner of a law firm and/or board member of various businesses and non-profit and other organizations; Mr. Taylor, business and finance expertise and experience as a chief financial officer, president and/or board member of various businesses and non-profit organizations; and Ms. Trust, investment management and risk oversight experience as an executive and portfolio manager and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of Board members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or the Board by reason thereof.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2018
Western Asset Institutional Liquid Reserves	December 27, 2018
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2018
Western Asset Institutional U.S. Treasury Reserves	December 27, 2018
Western Asset Premier Institutional Government Reserves	October 28, 2019
Western Asset Premier Institutional Liquid Reserves	October 28, 2019
Western Asset Premier Institutional U.S. Treasury Reserves	October 28, 2019
Western Asset Select Tax Free Reserves	December 27, 2018
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2018
Western Asset New York Tax Free Money Market Fund	December 27, 2018
Western Asset Prime Obligations Money Market Fund	December 27, 2018
Western Asset Tax Free Reserves	December 27, 2018
Western Asset U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2018
Western Asset Premium U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2019
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

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